PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2023	2022
At cost:
Furniture and fixtures	$3,184	$3,176
Equipment	28,155	28,083
Motor vehicles	100,084	27,809
	131,423	59,068
Less: accumulated depreciation	(65,858)	(57,256)
Total	$65,565	$1,812